Consolidated Statements of Changes in Equity - CLP ($) $ in Millions		Number Of Shares [Member]	Exchange Ratio [Member]	Number of shares (Restated) [Member]		Capital [Member]	Reserves From Earnings [Member]	Other Non-Earnings Reserves [Member]	Valuation Accounts [Member]	Retained Earnings From Previous Periods [Member]	Net Income For The Period [Member]	Accrual For Mandatory Dividends [Member]	Total Attributale To Equity Holders Of The Bank [Member]	Non Controlling Interest [Member]	Total
Beginning at Dec. 31, 2015						$ 344,569	$ 398,843	$ (2,133)	$ (944)	$ 103,215		$ (52,168)	$ 791,382	$ 59	$ 791,441
Beginning (in units) at Dec. 31, 2015		1,433,690		115,040	[1]
Statement Line Items [Line Items]
Increase or decrease of capital and reserves						392,813	52,168			(52,168)			392,813		392,813
Increase or decrease of capital and reserves (in units)		115,040	80,240	57,009	[1]
Dividends Paid										(52,168)		52,168
Merger with Corpbanca
Elimination of legal capital Banco Itau Chile						(737,382)		737,382
Legal capital Corpbanca before business combination						781,559		(781,559)
Increase of capital in Coprbanca						401,424		(401,424)
Fair Value Corpbanca and subsidiaries						679,843		1,290,831					1,970,674	247,867	2,218,541
Fair Value Corpbanca and subsidiaries (in units)	[1]			340,358
Accrual for mandatory dividends												(1,029)	(1,029)		(1,029)
Comprehensive income for the period									16,496		$ 14,407		30,903	(8,957)	21,946
Ending at Dec. 31, 2016						1,862,826	451,011	843,097	15,552	(1,121)	14,407	(1,029)	3,184,743	238,969	3,423,712
Ending (in units) at Dec. 31, 2016	[1]			512,407
Statement Line Items [Line Items]
Distribution of prior year's net income										14,407	(14,407)
Equity at Dec. 31, 2016						1,862,826	451,011	843,097	15,552	13,286		(1,029)	3,184,743	238,969	3,423,712
Statement Line Items [Line Items]
Dividends Paid										(618)		1,029	411		411
Merger with Corpbanca
Other movements								(3,977)					(3,977)		(3,977)
Accrual for mandatory dividends												(17,234)	(17,234)		(17,234)
Comprehensive income for the period									(20,287)		67,821		47,534	(21,689)	25,845
Ending at Dec. 31, 2017						$ 1,862,826	$ 451,011	$ 839,120	$ (4,735)	$ 12,668	$ 67,821	$ (17,234)	$ 3,211,477	$ 217,280	$ 3,428,757
Ending (in units) at Dec. 31, 2017	[1]			512,407

[1]	Due the business combination (reverse acquisition under IFRS 3), made in April 1, 2016, the legal capital of the legal acquirer must be reflected retroactively and, therefore, this adjustment reflects the elimination for presentation purposes of the legal capital of Banco Itau Chile.